Account receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of account receivable
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Accounts receivable	99,966	75,536	55,529
Less: allowance for current expected credit loss	(49,147)	(49,147)	(36,130)
Total accounts receivable	50,819	26,389	19,399

Schedule of allowance doubtful accounts

Movement of allowance for current expected credit loss are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Allowance for current expected credit loss, beginning balance	11,958	20,738	15,728
Addition	8,780	28,409	21,545
Allowance for current expected credit loss, ending balance	20,738	49,147	37,273